CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Equity attributable to equity holders of IAMGOLD Corporation	Common shares	Contributed surplus	Retained earnings (Accumulated deficit)	Accumulated other comprehensive loss	Marketable securities fair value reserve	Cash flow hedge fair value reserve	Currency translation adjustment	Non-controlling interests
Equity, beginning balance (Previously stated) at Dec. 31, 2018					$ 63.1
Equity, beginning balance (IFRS 16 Leases transition adjustment) at Dec. 31, 2018					(0.5)
Equity, beginning balance at Dec. 31, 2018			$ 2,680.1	$ 48.2	62.6		$ (32.0)	$ (22.3)	$ (4.5)	$ 60.0
Issuance of common shares for share-based compensation			2.9	(2.9)
Issuance of common shares			3.8
Share-based compensation				9.2
Net earnings (loss)	$ (398.0)				(412.6)					14.6
Other				(0.5)	(0.2)
Net change in fair value of cash flow hedges recognized in property, plant and equipment								0.2
Change for the year	14.1						0.1	12.6	1.4
Dividends to non-controlling interests										(1.9)
Equity, ending balance (Previously stated) at Dec. 31, 2019					(350.2)
Equity, ending balance at Dec. 31, 2019	2,418.8	$ 2,346.1	2,686.8	54.0	(350.2)	$ (44.5)	(31.9)	(9.5)	(3.1)	72.7
Issuance of common shares for share-based compensation			12.4	(7.4)
Issuance of common shares			11.6
Share-based compensation				11.7
Net earnings (loss)	58.8				42.6					16.2
Other				2.3	(0.3)
Net change in fair value of cash flow hedges recognized in property, plant and equipment								2.0
Change for the year	37.2						(0.3)	36.9	0.6
Dividends to non-controlling interests										(1.9)
Transaction with equity holders										0.3
Equity, ending balance at Dec. 31, 2020	$ 2,545.5	$ 2,458.2	$ 2,710.8	$ 60.6	$ (307.9)	$ (5.3)	$ (32.2)	$ 29.4	$ (2.5)	$ 87.3